Other Non-current Assets (Tables)	9 Months Ended
Sep. 30, 2023
Other Assets, Noncurrent Disclosure [Abstract]
Summary of Other Non-current Assets

Other non-current assets consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Deferred offering costs	$2,149	$2,133
Restricted cash	—	1,327
Deferred tax asset	523	533
	$2,672	$3,993